Other assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous assets [abstract]
R&D tax credit receivables	€ 43,762	€ 49,174
Advance payments	759	1,672
Tax receivables	3,921	9,066
Prepaid expenses	4,468	4,939
Contract costs	3,710	3,710
Consumables and supplies on stock	872	1,380
Miscellaneous current assets	522	451
OTHER NON-FINANCIAL ASSETS	58,014	70,391
Deposits	194	11,822
Miscellaneous financial assets	916	165
OTHER FINANCIAL ASSETS	1,109	11,988
OTHER ASSETS	59,123	82,378
Less non-current portion	8,490	8,299
CURRENT PORTION	€ 50,633	€ 74,079